Note 3 - Restructuring Charges	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Restructuring and Related Activities Disclosure [Text Block]
(
3
)

RESTRUCTURING CHARGES

In recent years, our
manufacturing operation in Mt. Laurel, New Jersey, which is a part of our EMS segment
, has experienced significant operating losses. We have undertaken actions at various times over the last few years to address these losses. On
January 4, 2016,
we implemented a workforce reduction which resulted in our recording a restructuring charge of
$99
in the
first
quarter of
2016,
which is included in general and administrative expense in our statements of operations. This entire amount was paid out in the first
quarter of
2016.